UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		May 15, 2007
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		80
						----

Form 13F Information Table Value Total:		$900,551
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2 Column 3     	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	-------- ---------    	-------- -------------------	---------- -------- ------------------------
					      	Value	 Shares/ SH/	Put/	Investment Other    Voting Authority
Name of Issuer		Class	CUSIP	      	(x$1000) Prn Amt Prn	Call	Discretion Managers Sole   Shared    None
--------------		-----	-----	      	-------- ------- ---	----	---------- -------- ----   ------    ----
ADESA INC		COM	00686u104	597	 21600	 SH		Sole		    20300	     1300
ALCATEL-LUCENT		COM	013904305	22107	 1870275 SH		Sole		    1281925	     588350
ALPHA NATL RESOURCE	COM	02076x102	381	 24400	 SH		Sole		    23000	     1400
AMERICAN HOME MTG INV	COM	02660r107	320	 11850	 SH		Sole		    11200	     650
AMERICAN INTERNATL GRP	COM	026874107	44043	 655200	 SH		Sole		    415875	     239325
APOLLO GROUP INC	COM	037604105	1669	 38025	 SH		Sole		    28575	     9450
AVID TECHNOLOGY INC	COM	05367p100	1707	 48950	 SH		Sole		    39700	     9250
AVNET INC		COM	053807103	16895	 467485	 SH		Sole		    244435	     223050
BAKER HUGHES INTERNATL	COM	057224107	665	 10050	 SH		Sole		    10050
BOSTON SCIENTIFIC CORP	COM	101137107	31766	 2184721 SH		Sole		    1392675	     792046
BRIGGS & STRATTON CORP	COM	109043109	487	 15800	 SH		Sole		    14850	     950
CABOT MICROELECTRN	COM	12709p103	421	 12550	 SH		Sole		    11800	     750
CAPITAL ONE FIN CORP	COM	14040h105	34872	 462123	 SH		Sole		    295392	     166731
CARBO CERAMICS INC	COM	140781105	452	 9700	 SH		Sole		    9150	     550
CDW CORP		COM	12512n105	660	 10750	 SH		Sole		    10750
CHAS RIVER LAB INTERNTL	COM	159864107	814	 17600	 SH		Sole		    17600
CISCO SYSTEMS INC	COM	17275r102	703	 27550	 SH		Sole		    27550
CITIGROUP INC		COM	172967101	42897	 835552	 SH		Sole		    520540	     315012
COMCAST CORP		COM	20030n101	24670	 950684	 SH		Sole		    609248	     341436
CONSECO INC		COM	208464883	1149	 66400	 SH		Sole		    45450	     20950
COOPER COMPANIES	COM	216648402	418	 8600	 SH		Sole		    8050	     550
COTT CORP		COM	22163n106	454	 33950	 SH		Sole		    31900	     2050
COUNTRYWIDE FIN CORP	COM	222372104	36281	 1078502 SH		Sole		    676475	     402027
CROWN HOLDINGS INC	COM	228368106	654	 26750	 SH		Sole		    25100	     1650
CUMULUS MEDIA INC	COM	231082108	236	 25189	 SH		Sole		    23675	     1514
DEL MONTE FOODS CO	COM	24522p103	405	 35300	 SH		Sole		    33200	     2100
DELL INC		COM	24702r101	36806	 1585800 SH		Sole		    1028400	     557400
DIEBOLD INC		COM	253651103	406	 8500	 SH		Sole		    8000	     500
ELI LILLY & CO		COM	532457108	4630	 86200	 SH		Sole		    53100	     33100
EMC CORP		COM	268648102	32807	 2368750 SH		Sole		    1522850	     845900
ENTERCOM COMM CORP	COM	293639100	451	 16000	 SH		Sole		    15050	     950
ESTERLINE TECH CORP	COM	297425100	470	 11450	 SH		Sole		    10750	     700
FAIR ISAAC & CO INC	COM	303250104	907	 23450	 SH		Sole		    22950	     500
FANNIE MAE		COM	313586109	39958	 732105	 SH		Sole		    457900	     274205
FLEETWD ENTERPRISE INC	COM	339099103	555	 70125	 SH		Sole		    66875	     3250
FOOT LOCKER INC		COM	344849104	1900	 80700	 SH		Sole		    64650	     16050
FREDDIE MAC		COM	313400301	30317	 509607	 SH		Sole		    322910	     186697
HERCULES INC		COM	427056106	466	 23850	 SH		Sole		    22400	     1450
HOME DEPOT INC		COM	437076102	29494	 802775	 SH		Sole		    508725	     294050
IAC/INTERACTIVE CORP	COM	44919p300	26929	 714097	 SH		Sole		    460910	     253187
INTEL CORP		COM	458140100	2750	 143750	 SH		Sole		    39550	     104200
INVITROGEN		COM	46185R100	1088	 17100	 SH		Sole		    16700	     400
JACKSON HEWITT TAX SVC	COM	468202106	322	 10000	 SH		Sole		    9400	     600
KENNAMETAL INC		COM	489170100	710	 10500	 SH		Sole		    10050	     450
LIBERTY MEDIA CAPITAL	COM	53071m302	28509	 257787	 SH		Sole		    164403	     93384
LOWE'S COMPANIES INC	COM	548661107	943	 29950	 SH		Sole		    29950
MAXIMUS INC		COM	577933104	415	 12050	 SH		Sole		    11300	     750
MICROSOFT CORP		COM	594918104	42647	 1530202 SH		Sole		    978702	     551500
MOLSON COORS BREW CO	COM	60871r209	39310	 415450	 SH		Sole		    269150	     146300
MUELLER WATER B		COM	624758207	267	 19909	 SH		Sole		    18753	     1156
NAUTILUS INC		COM	63910B102	391	 25350	 SH		Sole		    23850	     1500
NIKE CORP		COM	654106103	940	 8850	 SH		Sole		    8850
OMNICARE INC 		COM	681904108	32644	 820821	 SH		Sole		    521525	     299296
OPENWAVE SYSTEMS INC	COM	683718308	238	 29200	 SH		Sole		    27500	     1700
ORACLE CORP		COM	68389X105	2520	 139000	 SH		Sole				     139000
PLANTRONICS INC		COM	727493108	1117	 47300	 SH		Sole		    46200	     1100
RC2 CORP		COM	749388104	416	 10300	 SH		Sole		    9650	     650
RENAISSANCERE HOLD LTD	COM	G7496g103	257	 5125	 SH		Sole		    4825	     300
RENT-A-CENTER INC	COM	76009n100	25917	 926254	 SH		Sole		    594450	     331804
SANOFI-AVENTIS		COM	80105n105	32088	 737493	 SH		Sole		    484715	     252778
SECURITY CAPITAL ASSUR	COM	G8018D107	387	 13700	 SH		Sole		    12850	     850
SIMPSON MFG CO		COM	829073105	370	 12000	 SH		Sole		    11300	     700
SOLECTRON CORP		COM	834182107	361	 114500	 SH		Sole		    107750	     6750
SPEEDWAY MOTORSPORTS	COM	847788106	415	 10700	 SH		Sole		    10050	     650
SPRINT NEXTEL CORP	COM	852061100	36239 	 1911350 SH		Sole		    1219950	     691400
SYMANTEC CORP		COM	871503108	637	 36800	 SH		Sole		    36800
SYNERON MEDICAL		COM	M87245102	402	 14850	 SH		Sole		    13950	     900
TEXAS INSTRUMENTS INC	COM	882508104	1446	 48025	 SH		Sole		    35725	     12300
THE TRAVELERS COS INC	COM	89417E109	3168	 61200	 SH		Sole				     61200
TIMBERLAND CO		COM	887100105	429	 16500	 SH		Sole		    15500	     1000
TYCO INTERNATIONAL LTD	COM	902124106	43192	 1369000 SH		Sole		    962750	     406250
UNITED STATIONERS INC	COM	913004107	500	 8350	 SH		Sole		    7850	     500
UNITED SURGICAL PTR INC	COM	913016309	419	 13600	 SH		Sole		    12800	     800
UNITEDHEALTH GROUP INC	COM	91324p102	40843	 771050	 SH		Sole		    483200	     287850
WAL-MART STORES INC	COM	931142103	42699	 909462	 SH		Sole		    578815	     330647
WALTER INDUSTRIES INC	COM	93317q105	298	 12050	 SH		Sole		    11350	     700
WASTE CONNECTIONS INC	COM	941053100	525	 17550	 SH		Sole		    16500	     1050
WYNDHAM WORLDWIDE 	COM	98310w108	14519	 425165	 SH		Sole		    274381	     150784
XL CAPITAL LTD		COM	g98255105	27502	 393106	 SH		Sole		    276900	     116206
YAHOO INC		COM	984332106	892	 28500	 SH		Sole		    28500